SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment properties (FY) (Details) - Investment property	12 Months Ended
Dec. 31, 2022
Building
Investment properties
Estimated useful life of Property plant and equipment	15 years
Leasehold land
Investment properties
Estimated useful life of Property plant and equipment	15 years
Machinery, Fixtures and Fittings [Member] | Bottom of range [member]
Investment properties
Estimated useful life of Property plant and equipment	3 years
Machinery, Fixtures and Fittings [Member] | Top of range [member]
Investment properties
Estimated useful life of Property plant and equipment	8 years